Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Income from operations	$ 177,789	$ 112,872	$ 348,128	$ 228,886
Ireland
Segment Reporting Information [Line Items]
Income from operations	55,544	85,736	65,418	174,648
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	59,173	8,794	118,682	16,404
U.S.
Segment Reporting Information [Line Items]
Income from operations	53,321	12,470	113,789	25,707
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 9,751	$ 5,872	$ 50,239	$ 12,127